Note 14 - Investments in Financial Assets	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of financial assets [text block]

14  Investments in financial assets

The table below presents the fair value of Investments in financial assets by investment type (in thousands):

	December 31,	December 31,
	2025	2024
BTC funds	$186,067	$35,365
Grayscale CoinDesk Crypto 5 ETF	93,184	—
CoinDesk 20	87,802	40,598
Other digital assets funds	12,408	10,110
Other Investments in financial assets	24,683	100
Total Investments in financial assets	$404,144	$86,173

As of December 31, 2025 and 2024, the Group held digital assets exchange-traded funds and private funds valued at $379.4 million and $86.1 million, respectively,  as well as equity investments valued at $24.7 million and $0.1 million, respectively.

When the Group disposes of Investments in financial assets, a realized gain or loss is calculated as the proceeds received from the sale of the investment less the investment's original cost. The realized gains and losses are recorded on a gross basis. These amounts are presented within Change in fair value of investment in financial assets.

For the year ended December 31, 2025 and 2024, the Group recognized realized gains on disposition of investments in financial assets of $23.2 million and $0 million, respectively. Realized losses for the same periods totaled $20.6 million and $0 million, respectively.